CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 329,592	¥ 2,294,552	¥ 1,977,306	¥ 240,352
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Accrued convertible loans interest expense				67,270
Amortization of debt discount and issuance costs	292	2,039	2,332	4,597
Change in fair value of servicing rights				12,741
Share-based compensation expenses	25,462	177,262	122,636	75,736
Amortization of the right-of-use assets	6,880	47,895
Depreciation and amortization	5,738	39,945	30,398	18,859
Provision for credit losses of financing receivables	101,796	708,684	884,056	611,869
Provision for credit losses of contract assets and service fees receivable	18,023	125,471	38,254
Change in inventory provision	(145)	(1,007)	(3,334)	1,764
Net change in fair value of financial guarantee derivatives	30,489	212,256	(197,027)	(47,355)
Net gain on guarantee liabilities	(28,163)	(196,063)	(108,316)
Deferred income tax	8,607	59,923	58,176	3,564
Investment-related impairment			15,215	932
Gain on disposal of long-term investments	(880)	(6,128)
Fair value changes of long-term investments	(7,364)	(51,263)	(18,753)
Share of results of an equity investee	744	5,200		2,028
Foreign exchange (gain)/ loss	(3,356)	(23,367)	4,876	(2,090)
Changes in operating assets and liabilities:
Financing receivables related to online direct sales	5,182	36,076	219,450	231,840
Accrued interest receivable	4,117	28,659	46,679	(56,474)
Prepaid expenses and other current assets	(104,865)	(730,038)	(136,276)	(173,026)
Deposits to insurance companies and guarantee companies	(179,695)	(1,251,003)
Amounts due from related parties			9,447	1,726
Guarantee receivables	(140,976)	(981,449)	(534,112)
Contract assets and service fees receivable	(336,442)	(2,342,245)	(981,958)
Inventories	(6,978)	(48,578)	47,791	4,287
Other assets	(42,791)	(297,900)	4,071	(33,263)
Accounts payable	9,479	65,989	(62,329)	125,474
Amounts due to related parties	194	1,354		(92,597)
Accrued interest payable	(13,673)	(95,192)	(108,166)	156,453
Guarantee liabilities	214,580	1,493,860	587,471
Funds payable to Individual Investors	(23,465)	(163,360)	782,109
Accrued expenses and other current liabilities	20,732	144,338	114,714	507,638
Other long-term liabilities	(4,940)	(34,394)
Net cash provided by/(used in) operating activities	(111,826)	(778,504)	2,794,710	1,662,325
Cash flows from investing activities:
Cash paid on long-term investments	(55,690)	(387,705)	(120,000)	(2,832)
Proceeds from disposal of long-term investments	1,293	9,000
Purchases of property, equipment and software	(7,163)	(49,865)	(54,226)	(37,844)
Financing receivables originated (excluding receivables related to online direct sales)	(1,527,243)	(10,632,362)	(13,606,064)	(24,002,518)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)	1,709,297	11,899,784	17,721,142	19,053,601
Placement of restricted time deposits	(357,184)	(2,486,643)	(604,736)	(10,850)
Withdrawal of restricted time deposits	124,136	864,212	267,874	12,500
Net cash (used in)/provided by investing activities	(112,554)	(783,579)	3,603,990	(4,987,943)
Cash flows from financing activities:
Proceeds from borrowings	380,963	2,652,191	834,000	232,000
Principal payments on borrowings	(159,802)	(1,112,510)	(566,819)	(132,969)
Proceeds from Funding Debts	1,202,820	8,373,790	14,918,165	18,204,825
Principal payments on Funding Debts	(1,285,115)	(8,946,714)	(20,858,941)	(14,541,577)
Proceeds from issuance of convertible notes, net of debt discount	301,130	2,096,408
Payment of debt issuance costs	(3,454)	(24,048)	(636)	(1,696)
Proceeds from initial public offering, net of issuance costs				651,300
Proceeds from share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs			95,125
Exercise of share-based awards	1,575	10,968	14
Payment of initial public offering expenses			(38,399)
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders	50,025	348,264	170,790	49,775
Repayment of liabilities to Pre-IPO Series C-1 preferred shareholders	(48,770)	(339,528)	(171,240)	(50,000)
Net cash provided by/(used in) financing activities	439,372	3,058,821	(5,617,941)	4,411,608
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(1,184)	(8,246)	(18,911)	(3,179)
Net increase in cash and cash equivalents and restricted cash	213,808	1,488,492	761,848	1,082,811
Cash and cash equivalents and restricted cash at beginning of the year	358,691	2,497,134	1,735,286	652,475
Cash and cash equivalents at beginning of the year	164,942	1,148,292	1,126,475	479,605
Restricted cash at beginning of the year	193,749	1,348,842	608,811	172,870
Cash and cash equivalents and restricted cash at end of the year	572,499	3,985,626	2,497,134	1,735,286
Cash and cash equivalents at end of the year	299,525	2,085,234	1,148,292	1,126,475
Restricted cash at end of the year	272,974	1,900,392	1,348,842	608,811
Supplemental disclosure of cash flows information
Cash paid for interest expense of borrowings	4,633	32,252	25,468	4,580
Cash paid for income tax expense	$ 31,947	¥ 222,411	185,015	57,924
Non-cash investing and financing activities
Pre-IPO Preferred Shares redemption value accretion				82,117
Conversion of convertible loans into Pre-IPO Preferred Shares				764,703
Conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares				¥ 1,498,248
Long-term investments financed by accrued expenses and other current liabilities			¥ 36,414